Investment Objectives and Goals	Aug. 31, 2025
Neuberger Berman Quality Select ETF
Prospectus [Line Items]
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital.
Neuberger Berman Small Value ETF
Prospectus [Line Items]
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation.